1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

May 27, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               SEI Asset Allocation Trust Post-Effective Amendment No. 21 to Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445)

Dear Ladies and Gentlemen:

On behalf of our client, SEI Asset Allocation Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 21 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of including the summary sections required by Form N-1A, as revised.

If you have any questions regarding any of the foregoing, please do not hesitate to contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:                                 Ms. Julie Vossler